OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Total Operating Lease Expenses

As of December 31, 2024, the Company recognized operating lease ROU assets of $1.4 million and total lease liabilities $1.6 million, including a current portion of $1.2 million for operating leases.

	For the year ended December 31, 2024	For the year ended December 31, 2023
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,092	$1,148
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$14	$852
Weighted average remaining lease term
Operating leases	1.5 years	2.4 years
Weighted average discount rate
Operating leases	5.15%	4.85%

Summary of Maturities of Lease liabilities

Maturities of lease liabilities as of December 31, 2024 are as follows:

Amount
(in thousands)
2025	1,231
2026	411
Total future lease payments	1,642
Less: Imputed interest	(54)
Total lease liability balance	$1,588